Note 19 - Derivative Instruments Hedging and Risk Management Activities	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 19 - Derivative Instruments, Hedging and Risk Management Activities [Text Block]

19. Derivative Instruments, Hedging and Risk Management Activities

The Company is exposed to a number of market risks arising from its normal course of business. Such market risks principally involve the possibility that changes in interest rates, foreign currency exchange rates or commodity prices will adversely affect the value of the Company's financial assets and liabilities or future cash flows and earnings.

The Company maintains a corporate risk management policy that is executed under the direction of the Company's executive officers. In 2004, the Executive Committee of Petrobras set up the Risk Management Committee composed of executive managers from all the business departments and from a number of corporate departments. This committee, as well as having the objective of assuring integrated management of exposures to risks and formalizing the main guidelines for the Company's operation, aims at concentrating information and discussing actions for risk management, facilitating communication with the executive offices and the Board of Directors in aspects related to best corporate governance practices.

The risk management policy of the Petrobras System aims at contributing towards an appropriate balance between its objectives for growth and return and its level of risk exposure, whether inherent to the exercise of its activities or arising from the context within which it operates, so that, through effective allocation of its physical, financial and human resources the Company may attain its strategic goals.

The Company may use derivative and non-derivative instruments to implement its corporate risk management strategy. However, by using derivative instruments, the Company exposes itself to credit and market risk. Credit risk is the failure of a counterparty to perform under the terms of the derivative contract. Market risk is the possible adverse effect on the value of an asset or liability, including financial instruments that results from changes in interest rates, currency exchange rates, or commodity prices. The Company addresses credit risk by restricting the counterparties to such derivative financial instruments to major financial institutions. Market risk is managed by the Company's executive officers. The Company does not hold or issue financial instruments for trading purposes.

a) Commodity price risk management

The Company is exposed to commodity price risks as a result of the fluctuation of crude oil and oil product prices. The Company's commodity risk management activities are primarily undertaking through the uses of future contracts traded on stock exchanges; and options and swaps entered into with major financial institutions. The Company does not use derivatives contracts for speculative purposes.

The Company does not usually use derivatives to manage overall commodity price risk exposure, taking into consideration that the Company's business plan uses conservative price assumptions associated to the fact that, under normal market conditions, price fluctuations of commodities do not represent a substantial risk to achieving strategic objectives.

The decision to enter into hedging or non-hedging derivatives is reviewed periodically and recommended, or not, to the Risk Management Committee. If entering into derivative is indicated, in scenarios with a significant probability of adverse events, and such decision is approved by the Board of Directors, the derivative transactions should be carried out with the aim of protecting the Company's solvency, liquidity and execution of the corporate investment plan, considering an integrated analysis of all the Company's risk exposures.

Outstanding derivatives contracts were entered into in order to mitigate price risk exposures from specific transactions, in which positive or negative results in the derivative transactions are totally or partially offset by the opposite result in the physical positions. The transactions covered by commodity derivatives are: certain cargoes traded from import and export operations and transactions between different geographical markets.

As a result of the Company currently price risk management, the derivatives are contracted as short term operations, to mitigate the price risk of specific forecasted transactions. The operations are carried out on the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), as well as on the international over-the-counter market.

The Company's exposure from these contracts is limited to the difference between the contract value and market value on the volumes contracted. Crude oil future contracts are marked-to-market and related gains and losses are recognized in currently period earnings, irrespective of when the physical crude sales occur.

The main parameters used in risk management for variations of Petrobras' oil and oil products prices are the cash flow at risk (CFAR) for medium-term assessments, Value at Risk (VAR) for short-term assessments, and Stop Loss. Corporate limits are defined for VAR and Stop Loss.

The hedges settled during the period from January to December 2010 corresponded to approximately 98% of the traded volume of imports and exports to and from Brazil plus the total volume of the products traded abroad.

The main counterparts of operations for derivatives for oil and oil products are the New York Stock Exchange (NYMEX), Intercontinental Exchange (ICE), BP North America Chicago, Morgan Stanley and Shell (Stasco).

The commodity derivatives contracts are reflected at fair value as either assets or liabilities on the Company's consolidated balance sheets recognizing gain or losses in earnings, using market to market accounting, in the period of change.

As of December 31, 2010, the Company had the following outstanding commodity derivative contracts that were entered into:

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity 2010	As of December 31, 2010

Futures and Forwards contracts	(8,216)
Options contracts	(1,679)

* A negative notional value represents a sale position.

b) Foreign currency risk management

Exchange risk is one of the financial risks that the Company is exposed to and it originates from changes in the levels or volatility of the exchange rate. With respect to the management of these risks, the Company seeks to identify and handle them in an integrated manner, seeking to assure efficient allocation of the resources earmarked for the derivative.

Taking advantage of operating in an integrated manner in the energy segment, the Company seeks, primarily, to identify or create "natural risk mitigation", benefiting from the correlation between its income and expenses. In the specific case of exchange variation inherent to the contracts with the cost and remuneration involved in different currencies, this natural risk mitigation is carried out through allocating the cash investments between the real and the US dollar or another currency.

The management of risks is done for the net exposure. Periodical analyses of the exchange risk are prepared, assisting the decisions of the executive committee. The exchange risk management strategy involves the use of derivative instruments to minimize the exchange exposure of certain Company's obligations.

Petrobras Distribuidora (wholly owned subsidiary) entered into an over the counter contract, not designated as hedge accounting, for covering the trading margins inherent to exports (aviation segment) for foreign clients. The objective of the operation, contracted contemporaneously with the definition of the cost of the products exported, is to lock the trading margins agreed with the foreign clients. Internal policy limits the volume of derivative contracts to the volume of products exported.

The volume of hedge executed for the exports occurring between January and December 2010 represented 52.7% of the total exported by Petrobras Distribuidora. The settlements of the operations that matured between January 1 and December 31, 2010 generated a positive result for the Company of US$6.

The over the counter contract is reflected at fair value as either assets or liabilities on the Company's consolidated balance sheets recognizing gains or losses in earnings, using market to market accounting, in the period of change.

As of December 31, 2010, the Company had the following foreign currency derivative contracts, not designated as hedging accounting, that were entered into:

Foreign Currency	Notional Amount
Maturing in 2009	US$ million

Sell USD / Pay BRL	(8)

Cash flow hedge

In September 2006, the Company contracted a hedge known as a cross currency swap for coverage of the bonds issued in Yens in order to fix the Company's costs in this operation in dollars. In a cross currency swap there is an exchange of interest rates in different currencies. The exchange rate of the Yen for the US dollar is fixed at the beginning of the transaction and remains fixed during its existence. The Company does not intend to settle these contracts before the end of the term.

The Company has elected to designate its cross currency swap as cash flow hedges. Both at the inception of a hedge and on an ongoing basis, a cash flow hedge must be expected to be highly effective in achieving offsetting cash flows attributable to the hedged risk during the term of the hedge. Derivative instruments designated as cash flow hedges are reflected as either assets or liabilities on the Company's consolidated balance sheets. Change in fair value, to the extent the hedge is effective, is reported in accumulated other comprehensive income until the cash flows of the hedged item occurs.

Effectiveness tests are conducted quarterly in order to measure how the changes in the fair value or the cash flow of the hedged items are being absorbed by the hedge mechanisms. The effectiveness calculation indicated that the cross currency swap is highly effective in offsetting the variation in the cash flows of the bonds issued in Yens.

As of December 31, 2010, the Company had the following cross currency swap, which was entered into:

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US$298
Average Receive Rate (JPY)	2.15	JPY$35,000

c) Embedded derivatives

Derivatives embedded within other financial instruments or other host contracts are treated as separate derivatives when they have a price based on an underlying that is not clearly and closely related to the asset being sold or purchased. The assessment is made only at the inception of the contracts. Such derivatives are separately from the host contract and recognized at fair value with changes in fair value recognized in earnings.

Sale of ethanol

Petrobras through its subsidiary, Petrobras International Finance (PifCo), entered into a sales contract of 143,000 m³ per year of ethanol for ten years subject to renegotiation of prices and termination after the first five years. The sales price formula is based on both quotations: ethanol and naphtha.

Naphtha is an extraneous underlying to the cost and fair value of the asset being sold. The embedded derivative was bifurcated from the host contract and recognized at fair value through earnings.

The Company determined the fair value based on the difference between the spreads for naphtha and ethanol. The market quotations used in the measurement were obtained from the CBOT (Chicago Board of Trade) future market. In accordance with ASC 820, fair value was classified at level 3.

Forward Contract	Notional amount in thousand m3	Fair Value	VAR	Maturity
Long position	715	US$32	1	2016

d) Interest rate risk management

The Company's interest rate risk is a function of the Company's long-term debt and to a lesser extent, its short-term debt. The Company's foreign currency floating rate debt is principally subject to fluctuations in LIBOR and the Company's floating rate debt denominated in Reais is principally subject to fluctuations in the Brazilian long-term interest rate (TJLP) as fixed by the National Monetary Council. The Company currently does not utilize derivative financial instruments to manage its exposure to fluctuations in interest rates.

e) Tabular presentation of the location and amounts of derivative fair values

The effect of derivative instruments on the statement of financial position for the year ended December 31, 2010.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	115		-

Total		115		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payables and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the year ended December 31, 2009.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2009		2009
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	65		-

Total		65		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	1	Other payables and accruals	-
Commodity contracts	Other current assets	35	Other payables and accruals	(51)

Total		36		(51)

Total Derivatives		101		(51)

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2010.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2010		December 31, 2010	December 31, 2010

Foreign
exchange		Financial
contracts	42	Expenses	(44)	-

	42		(44)	-

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2009.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2009		December 31, 2009	December 31, 2009

Foreign
exchange		Financial
contracts	9	Expenses	18	-

	9		18	-

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2010

Foreign Exchange Contracts	Financial income/expenses net	8

Commodity contracts	Financial income/expenses net	(7)

Total		1

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2009

Foreign Exchange Contracts	Financial income/expenses net	(32)

Commodity contracts	Financial income/expenses net	(150)

Total		(182)